Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 11, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the named executive officers. On December 11, 2025, the Company modified outstanding stock options of the named executive officers pursuant to the Repricing. For more information on the Company’s practices regarding grants for non-executive employees, please see the section “—Compensation Committee—Compensation Committee Processes and Procedures—” above.

For executive officers, the Company has historically granted new-hire option awards on or soon after a new hire’s employment start date. Non-employee directors also receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant Date(1)	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)(2)	Grant Date Fair Value of the Award ($)(3)

Percentage change in the closing

market price of the securities

underlying the award between the

trading day ending immediately prior

to the disclosure of material nonpublic

information and the trading day

beginning immediately following the

disclosure of material nonpublic

information(4)

Javier Szwarcberg, M.D., MPH	12/11/2025	1,666	104.13	139,348	(12%)
	12/11/2025	10,000	104.13	836,421	(12%)
Samir Gharib	12/11/2025	953	104.13	79,462	(12%)
	12/11/2025	733	104.13	61,119	(12%)
	12/11/2025	764	104.13	63,249	(12%)
	12/11/2025	1,933	104.13	161,680	(12%)
	12/11/2025	815	104.13	67,471	(12%)
	12/11/2025	933	104.13	78,038	(12%)
Kirk Ways, M.D., Ph.D.	12/11/2025	266	104.13	22,249	(12%)
	12/11/2025	400	104.13	33,752	(12%)

(1)	The Grant Date reflects the date of Repricing on December 11, 2025. See the “Outstanding Equity Awards as of December 31, 2025” above for the original grant dates related to these awards.

(2)

Pursuant to the Repricing, the exercise price of the repriced options was modified to be $104.13, the closing price of our common stock on December 11, 2025, the date of the Repricing. However, if a named executive officer exercises a repriced option before the end of a retention period of one year (subject to earlier termination in certain circumstances), such named executive officer will be required to pay the original exercise price per share of such repriced option. There was no change to the vesting schedules, expiration dates or number of shares underlying the repriced options in connection with the Repricing.

(3)

The amounts disclosed represent the aggregate grant date fair value of the option awards as of the date of the Repricing. The assumptions used in calculating the original grant date fair value of the stock options are set forth in Note 9, Note 10, Note 9, and Note 10 to our audited financial statements included within our Annual Reports on Form 10-K for the years ended December 31, 2020, 2021, 2022 and 2023, respectively. The assumptions used in calculating the incremental expense in connection with the Repricing were based on individual awards granted as follows: Exercise Price: $104.13 per share; Expected Term (in years): 2.5 to 4.0, Risk-free Interest Rate: 3.54% to 3.64%; Expected Dividend Rate: 0.0%; and Expected Stock Price Volatility: 200.31% to 236.74%. The amount does not reflect the actual economic value that may be realized by the named executive officer. The Repricing did not have a material impact on the Company’s financial statements as of and for the year ended December 31, 2025.

(4)

The Company disclosed material nonpublic information related to departure of one director and appointment of another director via Current Reports on Form 8-K on December 12, 2025 and December 15, 2025, respectively. The percentage change shown here represents the percentage change in closing price of the Company’s common stock between December 11, 2025 and December 16, 2025.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant Date(1)	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)(2)	Grant Date Fair Value of the Award ($)(3)

Percentage change in the closing

market price of the securities

underlying the award between the

trading day ending immediately prior

to the disclosure of material nonpublic

information and the trading day

beginning immediately following the

disclosure of material nonpublic

information(4)

Javier Szwarcberg, M.D., MPH	12/11/2025	1,666	104.13	139,348	(12%)
	12/11/2025	10,000	104.13	836,421	(12%)
Samir Gharib	12/11/2025	953	104.13	79,462	(12%)
	12/11/2025	733	104.13	61,119	(12%)
	12/11/2025	764	104.13	63,249	(12%)
	12/11/2025	1,933	104.13	161,680	(12%)
	12/11/2025	815	104.13	67,471	(12%)
	12/11/2025	933	104.13	78,038	(12%)
Kirk Ways, M.D., Ph.D.	12/11/2025	266	104.13	22,249	(12%)
	12/11/2025	400	104.13	33,752	(12%)

(1)	The Grant Date reflects the date of Repricing on December 11, 2025. See the “Outstanding Equity Awards as of December 31, 2025” above for the original grant dates related to these awards.

(2)

Pursuant to the Repricing, the exercise price of the repriced options was modified to be $104.13, the closing price of our common stock on December 11, 2025, the date of the Repricing. However, if a named executive officer exercises a repriced option before the end of a retention period of one year (subject to earlier termination in certain circumstances), such named executive officer will be required to pay the original exercise price per share of such repriced option. There was no change to the vesting schedules, expiration dates or number of shares underlying the repriced options in connection with the Repricing.

(3)

The amounts disclosed represent the aggregate grant date fair value of the option awards as of the date of the Repricing. The assumptions used in calculating the original grant date fair value of the stock options are set forth in Note 9, Note 10, Note 9, and Note 10 to our audited financial statements included within our Annual Reports on Form 10-K for the years ended December 31, 2020, 2021, 2022 and 2023, respectively. The assumptions used in calculating the incremental expense in connection with the Repricing were based on individual awards granted as follows: Exercise Price: $104.13 per share; Expected Term (in years): 2.5 to 4.0, Risk-free Interest Rate: 3.54% to 3.64%; Expected Dividend Rate: 0.0%; and Expected Stock Price Volatility: 200.31% to 236.74%. The amount does not reflect the actual economic value that may be realized by the named executive officer. The Repricing did not have a material impact on the Company’s financial statements as of and for the year ended December 31, 2025.

(4)

The Company disclosed material nonpublic information related to departure of one director and appointment of another director via Current Reports on Form 8-K on December 12, 2025 and December 15, 2025, respectively. The percentage change shown here represents the percentage change in closing price of the Company’s common stock between December 11, 2025 and December 16, 2025.

Javier Szwarcberg [Member] | Equity Award One [Member]
Awards Close in Time to MNPI Disclosures
Name		Javier Szwarcberg
Underlying Securities | shares		1,666
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 139,348
Underlying Security Market Price Change		(0.12)
Javier Szwarcberg [Member] | Equity Award Two [Member]
Awards Close in Time to MNPI Disclosures
Name		Javier Szwarcberg
Underlying Securities | shares		10,000
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 836,421
Underlying Security Market Price Change		(0.12)
Samir Gharib [Member] | Equity Award One [Member]
Awards Close in Time to MNPI Disclosures
Name		Samir Gharib
Underlying Securities | shares		953
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 79,462
Underlying Security Market Price Change		(0.12)
Samir Gharib [Member] | Equity Award Two [Member]
Awards Close in Time to MNPI Disclosures
Name		Samir Gharib
Underlying Securities | shares		733
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 61,119
Underlying Security Market Price Change		(0.12)
Samir Gharib [Member] | Equity Award Three [Member]
Awards Close in Time to MNPI Disclosures
Name		Samir Gharib
Underlying Securities | shares		764
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 63,249
Underlying Security Market Price Change		(0.12)
Samir Gharib [Member] | Equity Award Four [Member]
Awards Close in Time to MNPI Disclosures
Name		Samir Gharib
Underlying Securities | shares		1,933
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 161,680
Underlying Security Market Price Change		(0.12)
Samir Gharib [Member] | Equity Award Five [Member]
Awards Close in Time to MNPI Disclosures
Name		Samir Gharib
Underlying Securities | shares		815
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 67,471
Underlying Security Market Price Change		(0.12)
Samir Gharib [Member] | Equity Award Six [Member]
Awards Close in Time to MNPI Disclosures
Name		Samir Gharib
Underlying Securities | shares		933
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 78,038
Underlying Security Market Price Change		(0.12)
Kirk Ways [Member] | Equity Award One [Member]
Awards Close in Time to MNPI Disclosures
Name		Kirk Ways
Underlying Securities | shares		266
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 22,249
Underlying Security Market Price Change		(0.12)
Kirk Ways [Member] | Equity Award Two [Member]
Awards Close in Time to MNPI Disclosures
Name		Kirk Ways
Underlying Securities | shares		400
Exercise Price | $ / shares		$ 104.13
Fair Value as of Grant Date | $		$ 33,752
Underlying Security Market Price Change		(0.12)